Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2018-C46
Determination Date: Next Distribution Date:	09/13/21 10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C46

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Commercial Mortgage Securities, Inc.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 South Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.
Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001QAQ4	3.157000%	14,029,000.00	6,427,760.84	6,427,760.84	16,910.37	847,702.63	0.00	7,292,373.84	0.00	0.00%	30.00%
A-2	95001QAR2	4.058000%	147,143,000.00	147,143,000.00	7,597,372.37	497,588.58	1,424,460.30	0.00	9,519,421.25	139,545,627.63	30.97%	30.00%
A-SB	95001QAS0	4.086000%	24,040,000.00	24,040,000.00	0.00	81,856.20	0.00	0.00	81,856.20	24,040,000.00	30.97%	30.00%
A-3	95001QAT8	3.888000%	115,000,000.00	115,000,000.00	0.00	372,600.00	0.00	0.00	372,600.00	115,000,000.00	30.97%	30.00%
A-4	95001QAU5	4.152000%	184,264,000.00	184,264,000.00	0.00	637,553.44	0.00	0.00	637,553.44	184,264,000.00	30.97%	30.00%
A-S	95001QAX9	4.382000%	56,234,000.00	56,234,000.00	0.00	205,347.82	0.00	0.00	205,347.82	56,234,000.00	22.58%	21.88%
B	95001QAY7	4.633000%	31,145,000.00	31,145,000.00	0.00	120,245.65	0.00	0.00	120,245.65	31,145,000.00	17.94%	17.38%
C	95001QAZ4	5.143908%	32,010,000.00	32,010,000.00	0.00	137,213.75	0.00	0.00	137,213.75	32,010,000.00	13.16%	12.75%
D	95001QAC5	3.000000%	20,840,000.00	20,840,000.00	0.00	52,100.00	0.00	0.00	52,100.00	20,840,000.00	10.05%	9.74%
ERR	95001QAE1	5.143908%	16,361,000.00	16,361,000.00	0.00	70,132.90	0.00	0.00	70,132.90	16,361,000.00	7.61%	7.38%
FRR	95001QAG6	5.143908%	12,977,000.00	12,977,000.00	0.00	55,627.08	0.00	0.00	55,627.08	12,977,000.00	5.68%	5.50%
GRR	95001QAJ0	5.143908%	10,382,000.00	10,382,000.00	0.00	44,503.38	0.00	0.00	44,503.38	10,382,000.00	4.13%	4.00%
HRR	95001QAL5	5.143908%	27,684,550.00	27,684,550.00	0.00	116,312.82	0.00	0.00	116,312.82	27,684,550.00	0.00%	0.00%
R	95001QAN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,109,550.00	684,508,310.84	14,025,133.21	2,407,991.99	2,272,162.93	0.00	18,705,288.13	670,483,177.63

Notional Certificates
X-A	95001QAV3	1.101316%	484,476,000.00	476,874,760.84	0.00	437,658.05	670,835.96	0.00	1,108,494.01	462,849,627.63
X-B	95001QAW1	0.492151%	119,389,000.00	119,389,000.00	0.00	48,964.48	0.00	0.00	48,964.48	119,389,000.00
X-D	95001QAA9	2.143908%	20,840,000.00	20,840,000.00	0.00	37,232.54	0.00	0.00	37,232.54	20,840,000.00
Notional SubTotal			624,705,000.00	617,103,760.84	0.00	523,855.07	670,835.96	0.00	1,194,691.03	603,078,627.63

Deal Distribution Total					14,025,133.21	2,931,847.06	2,942,998.89	0.00	19,899,979.16

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001QAQ4	458.17669399	458.17669399	1.20538670	0.00000000	0.00000000	60.42502174	0.00000000	519.80710243	0.00000000
A-2	95001QAR2	1,000.00000000	51.63257763	3.38166668	0.00000000	0.00000000	9.68078876	0.00000000	64.69503306	948.36742237
A-SB	95001QAS0	1,000.00000000	0.00000000	3.40500000	0.00000000	0.00000000	0.00000000	0.00000000	3.40500000	1,000.00000000
A-3	95001QAT8	1,000.00000000	0.00000000	3.24000000	0.00000000	0.00000000	0.00000000	0.00000000	3.24000000	1,000.00000000
A-4	95001QAU5	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
A-S	95001QAX9	1,000.00000000	0.00000000	3.65166661	0.00000000	0.00000000	0.00000000	0.00000000	3.65166661	1,000.00000000
B	95001QAY7	1,000.00000000	0.00000000	3.86083320	0.00000000	0.00000000	0.00000000	0.00000000	3.86083320	1,000.00000000
C	95001QAZ4	1,000.00000000	0.00000000	4.28659013	0.00000000	0.00000000	0.00000000	0.00000000	4.28659013	1,000.00000000
D	95001QAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
ERR	95001QAE1	1,000.00000000	0.00000000	4.28659006	0.00000000	0.00000000	0.00000000	0.00000000	4.28659006	1,000.00000000
FRR	95001QAG6	1,000.00000000	0.00000000	4.28659012	0.00000000	0.00000000	0.00000000	0.00000000	4.28659012	1,000.00000000
GRR	95001QAJ0	1,000.00000000	0.00000000	4.28659025	0.00000000	0.00000000	0.00000000	0.00000000	4.28659025	1,000.00000000
HRR	95001QAL5	1,000.00000000	0.00000000	4.20136213	0.08522804	10.38595607	0.00000000	0.00000000	4.20136213	1,000.00000000
R	95001QAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001QAV3	984.31039069	0.00000000	0.90336374	0.00000000	0.00000000	1.38466293	0.00000000	2.28802667	955.36131332
X-B	95001QAW1	1,000.00000000	0.00000000	0.41012556	0.00000000	0.00000000	0.00000000	0.00000000	0.41012556	1,000.00000000
X-D	95001QAA9	1,000.00000000	0.00000000	1.78659021	0.00000000	0.00000000	0.00000000	0.00000000	1.78659021	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	16,910.37	0.00	16,910.37	0.00	0.00	0.00	16,910.37	0.00
A-2	08/01/21 - 08/30/21	30	0.00	497,588.58	0.00	497,588.58	0.00	0.00	0.00	497,588.58	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	81,856.20	0.00	81,856.20	0.00	0.00	0.00	81,856.20	0.00
A-3	08/01/21 - 08/30/21	30	0.00	372,600.00	0.00	372,600.00	0.00	0.00	0.00	372,600.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	637,553.44	0.00	637,553.44	0.00	0.00	0.00	637,553.44	0.00
X-A	08/01/21 - 08/30/21	30	0.00	437,658.05	0.00	437,658.05	0.00	0.00	0.00	437,658.05	0.00
X-B	08/01/21 - 08/30/21	30	0.00	48,964.48	0.00	48,964.48	0.00	0.00	0.00	48,964.48	0.00
X-D	08/01/21 - 08/30/21	30	0.00	37,232.54	0.00	37,232.54	0.00	0.00	0.00	37,232.54	0.00
A-S	08/01/21 - 08/30/21	30	0.00	205,347.82	0.00	205,347.82	0.00	0.00	0.00	205,347.82	0.00
B	08/01/21 - 08/30/21	30	0.00	120,245.65	0.00	120,245.65	0.00	0.00	0.00	120,245.65	0.00
C	08/01/21 - 08/30/21	30	0.00	137,213.75	0.00	137,213.75	0.00	0.00	0.00	137,213.75	0.00
D	08/01/21 - 08/30/21	30	0.00	52,100.00	0.00	52,100.00	0.00	0.00	0.00	52,100.00	0.00
ERR	08/01/21 - 08/30/21	30	0.00	70,132.90	0.00	70,132.90	0.00	0.00	0.00	70,132.90	0.00
FRR	08/01/21 - 08/30/21	30	0.00	55,627.08	0.00	55,627.08	0.00	0.00	0.00	55,627.08	0.00
GRR	08/01/21 - 08/30/21	30	0.00	44,503.38	0.00	44,503.38	0.00	0.00	0.00	44,503.38	0.00
HRR	08/01/21 - 08/30/21	30	283,953.82	118,672.32	0.00	118,672.32	2,359.50	0.00	0.00	116,312.82	287,530.52
Totals			283,953.82	2,934,206.56	0.00	2,934,206.56	2,359.50	0.00	0.00	2,931,847.06	287,530.52

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Total Available Distribution Amount (1)	19,899,979.16
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,945,882.23	Master Servicing Fee	4,449.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,721.09
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	294.66
ARD Interest	0.00	Operating Advisor Fee	1,255.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	235.73
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,945,882.23	Total Fees	12,246.09

Principal		Expenses/Reimbursements
Scheduled Principal	275,133.21	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	13,750,000.00	Special Servicing Fees (Monthly)	1,474.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	313.61
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	14,025,133.21	Total Expenses/Reimbursements	1,787.69

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	2,942,998.89	Interest Distribution	2,931,847.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	14,025,133.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	2,942,998.89
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	2,942,998.89	Total Payments to Certificateholders and Others	19,899,979.16
Total Funds Collected	19,914,014.33	Total Funds Distributed	19,914,012.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	684,374,914.99	684,374,914.99	Beginning Certificate Balance	684,508,310.84
(-) Scheduled Principal Collections	275,133.21	275,133.21	(-) Principal Distributions	14,025,133.21
(-) Unscheduled Principal Collections	13,750,000.00	13,750,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	670,349,781.78	670,349,781.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	684,401,150.47	684,401,150.47	Ending Certificate Balance	670,483,177.63
Ending Actual Collateral Balance	670,397,418.13	670,397,418.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	133,395.85
Beginning Cumulative Advances	0.00	133,395.87	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	133,395.85
Ending Cumulative Advances	0.00	133,395.87	Net WAC Rate	5.14%
			UC / (OC) Interest	571.81
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,800,000.00	0.27%	82	4.9450	4.406100	Unknown	3	39,560,845.51	5.90%	44	4.7429	NAP
2,000,001 to 3,000,000	2	5,470,242.52	0.82%	52	5.3743	0.335426	1.30 or less	10	150,268,319.88	22.42%	70	5.2524	0.553970
3,000,001 to 4,000,000	3	10,306,629.21	1.54%	82	5.3115	1.483516	1.31 to 1.40	4	34,960,076.55	5.22%	82	5.0309	1.362070
4,000,001 to 5,000,000	3	13,924,755.05	2.08%	61	5.4591	1.250356	1.41 to 1.50	4	66,212,797.37	9.88%	50	5.0528	1.480144
5,000,001 to 6,000,000	2	11,619,496.58	1.73%	52	5.4663	1.830543	1.51 to 1.75	10	177,442,626.16	26.47%	71	5.0114	1.583875
6,000,001 to 7,000,000	1	6,051,351.32	0.90%	79	5.3000	1.984000	1.76 to 2.25	11	104,175,919.48	15.54%	67	5.0798	1.932538
7,000,001 to 8,000,000	2	15,275,668.68	2.28%	53	5.0965	0.865965	2.26 to 2.75999	6	74,329,196.83	11.09%	81	4.5618	2.535610
8,000,001 to 9,000,000	3	25,168,163.98	3.75%	63	5.2848	1.146568	2.76 to 3	1	10,600,000.00	1.58%	83	4.8400	2.914200
9,000,001 to 10,000,000	4	37,786,972.14	5.64%	82	5.0944	1.715378	3.01 or greater	2	12,800,000.00	1.91%	82	4.8977	3.317959
10,000,001 to 15,000,000	17	209,796,538.00	31.30%	75	5.0527	1.856517	Totals	51	670,349,781.78	100.00%	69	5.0106	1.451582
15,000,001 to 20,000,000	8	146,149,964.30	21.80%	57	4.8562	1.205367
20,000,001 to 30,000,000	1	24,000,000.00	3.58%	83	5.1200	2.029300
30,000,001 to 50,000,000	3	108,000,000.00	16.11%	62	4.8952	1.576687
50,000,001 or greater	1	55,000,000.00	8.20%	82	4.9000	0.105100
Totals	51	670,349,781.78	100.00%	69	5.0106	1.451582
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	29,718,494.20	4.43%	82	5.2026	1.866516
							Industrial	4	31,411,895.10	4.69%	82	4.9439	2.263308
Arizona	2	16,848,188.39	2.51%	82	5.0219	1.750215
							Lodging	6	94,983,716.15	14.17%	75	5.1224	0.231416
Arkansas	1	12,250,000.00	1.83%	83	4.6900	1.881100
							Mixed Use	1	9,350,000.00	1.39%	83	5.4200	1.560000
California	7	79,886,972.14	11.92%	82	4.8052	2.204112
							Mobile Home Park	2	10,000,000.00	1.49%	81	4.6100	2.441800
Colorado	1	8,315,151.09	1.24%	23	5.8900	(0.155100)
							Multi-Family	9	97,351,623.37	14.52%	70	5.1387	1.405764
Connecticut	1	23,968,698.06	3.58%	20	5.9900	1.136100
							Office	9	155,935,319.63	23.26%	59	5.0735	1.770798
Florida	7	68,746,941.65	10.26%	71	4.9952	1.572127
							Retail	21	252,997,715.51	37.74%	71	4.8711	1.769988
Georgia	4	20,020,450.02	2.99%	59	5.0622	1.772443
							Self Storage	2	18,319,496.58	2.73%	41	5.2653	1.697523
Illinois	1	8,521,979.71	1.27%	82	5.0900	2.234000
							Totals	54	670,349,781.78	100.00%	69	5.0106	1.451582
Louisiana	1	2,780,242.52	0.41%	22	5.6300	(1.189200)

Maryland	2	38,405,675.77	5.73%	27	4.9851	1.485783

Michigan	1	11,039,443.38	1.65%	83	5.6500	1.572700

Nevada	2	46,000,000.00	6.86%	80	4.8267	1.930276

New Jersey	1	24,000,000.00	3.58%	83	5.1200	2.029300

New Mexico	2	13,775,668.68	2.05%	57	5.4304	0.727924

New York	5	67,951,351.32	10.14%	82	5.0841	1.305172

North Carolina	4	84,868,181.72	12.66%	82	4.9110	0.675701

Oklahoma	1	18,830,000.00	2.81%	83	5.3100	1.536200

Tennessee	1	970,000.00	0.14%	83	5.1100	1.911200

Texas	3	31,509,909.55	4.70%	58	5.1408	1.571085

Virginia	4	55,442,418.14	8.27%	39	4.4958	1.632447

Wisconsin	1	6,500,000.00	0.97%	81	4.6100	2.441800

Totals	54	670,349,781.78	100.00%	69	5.0106	1.451582

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	1	20,000,000.00	2.98%	79	3.8940	2.708700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	38,738,208.48	5.78%	20	4.2580	0.747766	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	35,250,000.00	5.26%	82	4.6526	2.339035	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	15	278,905,603.78	41.61%	73	4.8999	1.330456	37 months to 48 months	51	670,349,781.78	100.00%	69	5.0106	1.451582
	5.001% to 5.250%	15	153,726,457.17	22.93%	73	5.1330	1.743534	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	8	88,220,286.09	13.16%	82	5.3537	1.345617	Totals	51	670,349,781.78	100.00%	69	5.0106	1.451582
	5.501% to 5.750%	3	19,819,685.90	2.96%	56	5.6260	1.256108
	5.751% or more	4	35,689,540.36	5.32%	27	5.9543	0.694054
	Totals	51	670,349,781.78	100.00%	69	5.0106	1.451582
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)

	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹

	84 months or less	51	670,349,781.78	100.00%	69	5.0106	1.451582	Interest Only	35	502,555,801.60	74.97%	73	4.9569	1.565086
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	6,051,351.32	0.90%	79	5.3000	1.984000
	Totals	51	670,349,781.78	100.00%	69	5.0106	1.451582	301 months or greater	15	161,742,628.86	24.13%	54	5.1665	1.078992
								Totals	51	670,349,781.78	100.00%	69	5.0106	1.451582

(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	9,350,000.00	1.39%	83	5.4200	1.560000			None
	12 months or less	47	621,438,936.27	92.70%	70	5.0215	1.542359
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	3	39,560,845.51	5.90%	44	4.7429	NAP
	Totals	51	670,349,781.78	100.00%	69	5.0106	1.451582
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	610945832	LO	Charlotte	NC	Actual/360	4.900%	232,069.44	0.00	0.00	N/A	07/11/28	--	55,000,000.00	55,000,000.00	09/11/21
2	883100854	RT	Fairfax	VA	Actual/360	4.258%	70,013.79	23,841.81	0.00	N/A	05/10/23	--	19,094,959.83	19,071,118.02	09/10/21
2A	883100855				Actual/360	4.258%	72,201.72	24,586.87	0.00	N/A	05/10/23	--	19,691,677.33	19,667,090.46	09/10/21
3	310946189	RT	Aventura	FL	Actual/360	4.890%	168,433.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	09/11/21
4	600944524	OF	Silver Spring	MD	Actual/360	4.900%	147,680.56	0.00	0.00	N/A	07/11/23	--	35,000,000.00	35,000,000.00	09/11/21
5	310944713	RT	Las Vegas	NV	Actual/360	4.896%	139,136.52	0.00	0.00	N/A	05/11/28	--	33,000,000.00	33,000,000.00	09/11/21
6	883100894	MF	New York	NY	Actual/360	4.979%	72,879.71	0.00	0.00	N/A	08/06/28	--	17,000,000.00	17,000,000.00	07/06/21
6A	883100897				Actual/360	4.979%	64,734.33	0.00	0.00	N/A	08/06/28	--	15,100,000.00	15,100,000.00	07/06/21
7	307331065	OF	Hartford	CT	Actual/360	5.990%	99,011.18	20,489.02	0.00	N/A	05/06/23	--	19,195,447.47	19,174,958.45	09/06/21
7A	307331066				Actual/360	5.990%	24,754.26	5,120.79	0.00	N/A	05/06/23	--	4,798,875.84	4,793,755.05	09/06/21
8	300571855	OF	Bedminster	NJ	Actual/360	5.120%	105,813.33	0.00	0.00	N/A	08/06/28	--	24,000,000.00	24,000,000.00	08/06/21
9	883100910	OF	Sunnyvale	CA	Actual/360	3.894%	67,062.76	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	09/06/21
10	301741321	RT	Owasso	OK	Actual/360	5.310%	86,100.18	0.00	0.00	N/A	08/06/28	--	18,830,000.00	18,830,000.00	09/06/21
11	307331081	RT	Florence	AL	Actual/360	5.330%	79,531.23	21,316.38	0.00	N/A	07/06/28	--	17,328,113.75	17,306,797.37	09/06/21
12	883100893	RT	Harrisonburg	VA	Actual/360	5.040%	65,100.00	15,790.34	0.00	N/A	08/06/28	--	15,000,000.00	14,984,209.66	09/06/21
13	301741310	RT	Charlotte	NC	Actual/360	4.790%	59,983.77	0.00	0.00	N/A	08/06/28	--	14,542,500.00	14,542,500.00	09/06/21
14	301741306	MF	New York	NY	Actual/360	5.455%	65,763.06	0.00	0.00	N/A	07/06/28	--	14,000,000.00	14,000,000.00	09/06/21
15	310944779	RT	Ardsley	NY	Actual/360	4.880%	58,831.11	0.00	0.00	N/A	06/11/28	--	14,000,000.00	14,000,000.00	09/11/21
16	320360016				Actual/360	4.420%	52,334.03	13,750,000.00	0.00	N/A	06/06/28	--	13,750,000.00	0.00	09/06/21
17	883100884	MF	Jacksonville	FL	Actual/360	5.125%	57,371.53	0.00	0.00	N/A	07/06/23	--	13,000,000.00	13,000,000.00	09/06/21
18	307331071	RT	Henderson	NV	Actual/360	4.650%	52,054.17	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	09/06/21
19	301741322	OF	Huntsville	AL	Actual/360	5.025%	53,776.58	16,208.99	0.00	N/A	08/06/28	--	12,427,905.82	12,411,696.83	09/06/21
20	410945872	SS	Houston	TX	Actual/360	5.230%	57,195.86	0.00	0.00	N/A	08/11/23	--	12,700,000.00	12,700,000.00	09/11/21
21	883100882	OF	Glendale	AZ	Actual/360	4.970%	53,439.28	13,434.43	0.00	N/A	07/06/28	--	12,486,622.82	12,473,188.39	09/06/21
22	307331075	LO	Rocky Mount	NC	Actual/360	5.200%	53,020.25	15,069.50	0.00	N/A	06/06/28	--	11,840,751.22	11,825,681.72	09/06/21
23	300571857	RT	Conway	AR	Actual/360	4.690%	49,472.99	0.00	0.00	N/A	08/06/28	--	12,250,000.00	12,250,000.00	09/06/21
24	301741314	OF	Pontiac	MI	Actual/360	5.650%	53,771.31	12,610.81	0.00	N/A	08/06/28	--	11,052,054.19	11,039,443.38	09/06/21
25	410944788	OF	Orlando	FL	Actual/360	5.140%	48,709.15	14,013.03	0.00	N/A	08/11/28	--	11,004,954.68	10,990,941.65	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	410945984	IN	Fremont	CA	Actual/360	4.890%	46,319.17	0.00	0.00	N/A	07/11/28	--	11,000,000.00	11,000,000.00	09/11/21
27	410944937	RT	Scotts Valley	CA	Actual/360	4.840%	44,178.44	0.00	0.00	N/A	08/11/28	--	10,600,000.00	10,600,000.00	09/11/21
28	310945589	RT	Costa Mesa	CA	Actual/360	5.190%	46,926.25	0.00	0.00	N/A	08/11/28	--	10,500,000.00	10,500,000.00	09/11/21
29	301741303	MF	Dallas	TX	Actual/360	5.240%	47,330.78	10,585.59	0.00	N/A	07/06/28	--	10,489,461.96	10,478,876.37	09/06/21
30	300571833	MH	Various	Various	Actual/360	4.610%	39,697.22	0.00	0.00	N/A	06/06/28	--	10,000,000.00	10,000,000.00	09/06/21
31	307331079	LO	Merced	CA	Actual/360	5.340%	42,756.78	11,348.97	0.00	N/A	08/06/28	--	9,298,321.11	9,286,972.14	09/06/21
32	307331080	MU	San Francisco	CA	Actual/360	5.420%	43,638.53	0.00	0.00	N/A	08/06/28	--	9,350,000.00	9,350,000.00	04/06/20
33	883100892	MF	Los Angeles	CA	Actual/360	5.042%	39,726.76	0.00	0.00	N/A	08/06/28	--	9,150,000.00	9,150,000.00	09/06/21
34	301741319	IN	McKinney	TX	Actual/360	4.880%	35,055.96	11,210.13	0.00	N/A	08/06/28	--	8,342,243.31	8,331,033.18	08/06/21
35	301741311	LO	Centennial	CO	Actual/360	5.890%	42,219.64	9,001.71	0.00	N/A	08/06/23	--	8,324,152.80	8,315,151.09	09/06/21
36	307331077	IN	Arlington Heights	IL	Actual/360	5.090%	37,391.66	8,978.02	0.00	N/A	07/06/28	--	8,530,957.73	8,521,979.71	09/06/21
37	301741313	LO	Albuquerque	NM	Actual/360	5.315%	35,628.32	8,870.60	0.00	N/A	08/06/28	--	7,784,539.28	7,775,668.68	09/06/21
38	307331073	MF	Atlanta	GA	Actual/360	4.870%	31,452.08	0.00	0.00	N/A	06/06/23	--	7,500,000.00	7,500,000.00	09/06/21
39	307331060	OF	Albany	NY	Actual/360	5.300%	27,670.06	11,473.02	0.00	N/A	04/06/28	--	6,062,824.34	6,051,351.32	09/06/21
40	307331078	RT	Clovis	NM	Actual/360	5.580%	28,830.00	0.00	0.00	N/A	08/06/23	--	6,000,000.00	6,000,000.00	09/06/21
41	883100895	SS	Garden City	GA	Actual/360	5.345%	25,889.84	5,503.42	0.00	N/A	08/06/28	--	5,625,000.00	5,619,496.58	09/06/21
42	410946058	RT	Various	FL	Actual/360	5.190%	21,255.36	0.00	0.00	N/A	08/11/28	--	4,756,000.00	4,756,000.00	09/11/21
43	410945851	MF	Buckeye	AZ	Actual/360	5.170%	19,477.26	0.00	0.00	N/A	08/11/28	--	4,375,000.00	4,375,000.00	09/11/21
44	410945891	IN	Atlanta	GA	Actual/360	4.910%	15,066.01	4,460.54	0.00	N/A	07/11/28	--	3,563,342.75	3,558,882.21	09/11/21
45	307331074	MF	Salisbury	MD	Actual/360	5.860%	17,204.40	3,761.17	0.00	N/A	06/06/28	--	3,409,436.94	3,405,675.77	09/06/21
46	307331076	MF	Smyrna	GA	Actual/360	5.180%	14,926.45	4,249.21	0.00	N/A	07/06/28	--	3,346,320.44	3,342,071.23	09/06/21
47	310945459	LO	New Orleans	LA	Actual/360	5.630%	13,494.33	3,208.86	0.00	N/A	07/11/23	--	2,783,451.38	2,780,242.52	09/11/21
48	410946061	RT	Various	Various	Actual/360	5.110%	11,836.75	0.00	0.00	N/A	08/11/28	--	2,690,000.00	2,690,000.00	09/11/21
49	410939455	RT	East Hampton	NY	Actual/360	4.945%	7,664.75	0.00	0.00	N/A	07/11/28	--	1,800,000.00	1,800,000.00	09/11/21
Totals							2,945,882.23	14,025,133.21	0.00				684,374,914.99	670,349,781.78
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(599,894.01)	990,213.78	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,454,550.53	4,107,102.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,550,933.80	1,590,888.09	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,338,456.59	739,021.08	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,564,684.52	5,212,937.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,766,553.77	423,697.95	01/01/21	03/31/21	--	0.00	0.00	72,601.57	145,613.04	14,502.25	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	64,487.28	129,338.64	0.00	0.00
7	6,410,257.00	1,346,562.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,158,925.00	3,367,987.83	01/01/20	09/30/20	06/11/21	12,500,518.69	163,402.62	105,710.00	105,710.00	0.00	0.00
9	18,233,106.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,691,436.05	435,481.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,804,466.59	937,487.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,751,955.95	632,703.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,773,142.50	890,999.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	902,150.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	992,598.44	504,773.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	9,015,236.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,099,085.00	631,376.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,571,618.31	865,310.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,247,423.19	1,220,746.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,060,908.52	272,430.15	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,340,297.84	247,778.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	488,478.91	754,783.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,343,314.21	1,118,010.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,618,645.10	370,846.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,023,339.22	0.00	--	--	--	0.00	230.63	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,253,216.16	881,819.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	797,724.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	871,088.40	436,031.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	922,675.70	490,986.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,203,297.39	577,446.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	647,637.18	972,847.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	10/13/20	0.00	21,799.14	43,485.55	706,713.86	195,191.86	0.00
33	597,046.66	341,683.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	682,632.90	196,514.79	01/01/21	03/31/21	--	0.00	0.00	46,230.17	46,230.17	1,125.98	0.00
35	20,542.21	(29,569.68)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,037,606.69	533,231.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	(122,870.16)	(15,213.01)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	709,711.58	179,258.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	999,227.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	656,618.95	164,332.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	492,728.92	142,330.72	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	380,680.84	95,376.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	2,865.80	0.00
43	487,772.25	277,890.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	459,965.38	113,141.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	287,449.30	81,060.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	311,203.86	82,273.95	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	(157,896.63)	(237,371.74)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	265,288.29	66,321.82	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	3,141.02	0.00
49	385,332.10	98,298.18	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	117,992,625.79	32,907,555.73				12,500,518.69	185,432.39	332,514.57	1,133,605.71	216,826.91	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	320360016	13,750,000.00	Payoff w/ yield maintenance	0.00	2,942,998.89
Totals		13,750,000.00		0.00	2,942,998.89
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	2	32,100,000.00	0	0.00	1	9,350,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	1	13,750,000.00	5.010570%	4.977231%	69
08/17/21	0	0.00	0	0.00	2	33,350,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.998756%	4.965793%	70
07/16/21	0	0.00	0	0.00	2	33,350,000.00	1	24,000,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	4.998807%	4.965850%	71
06/17/21	0	0.00	0	0.00	2	33,350,000.00	2	33,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.998866%	4.965914%	72
05/17/21	0	0.00	0	0.00	2	33,350,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.998912%	4.965966%	73
04/16/21	0	0.00	1	24,000,000.00	1	9,350,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.998969%	4.961991%	74
03/17/21	1	24,000,000.00	0	0.00	1	9,350,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.999015%	4.962039%	75
02/18/21	0	0.00	0	0.00	1	9,350,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.999090%	4.962115%	76
01/15/21	0	0.00	0	0.00	1	9,350,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.999135%	4.970907%	77
12/17/20	0	0.00	0	0.00	1	9,350,000.00	1	9,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.999180%	4.970950%	78
11/18/20	0	0.00	0	0.00	2	20,487,637.27	1	9,350,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.999235%	4.971003%	79
10/19/20	0	0.00	0	0.00	2	20,501,003.87	0	0.00	0	0.00	1	11,997,888.75	0	0.00	0	0.00	4.999280%	4.971046%	80
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	883100894	07/06/21	1	1	72,601.57	145,613.04	14,502.25	17,000,000.00
6A	883100897	07/06/21	1	1	64,487.28	129,338.64	0.00	15,100,000.00
8	300571855	08/06/21	0	B	105,710.00	105,710.00	15,600.45	24,000,000.00	01/29/21	2		05/04/21
32	307331080	04/06/20	16	6	43,485.55	706,713.86	342,498.31	9,350,000.00	07/17/20	7			06/17/21
34	301741319	08/06/21	0	B	46,230.17	46,230.17	1,125.98	8,342,243.31
Totals					332,514.57	1,133,605.71	373,726.99	73,792,243.31
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		148,002,316	148,002,316		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		522,347,466	456,897,466	32,100,000			33,350,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Sep-21	670,349,782	604,899,782	32,100,000	0		0	33,350,000
Aug-21	684,374,915	651,024,915	0	0		0	33,350,000
Jul-21	684,627,592	651,277,592	0	0		0	33,350,000
Jun-21	684,884,659	651,534,659	0	0		0	33,350,000
May-21	685,102,329	651,752,329	0	0	24,000,000		9,350,000
Apr-21	685,347,217	651,997,217	0	24,000,000		0	9,350,000
Mar-21	685,562,753	652,212,753	24,000,000	0		0	9,350,000
Feb-21	685,862,193	676,512,193	0	0		0	9,350,000
Jan-21	686,075,349	676,725,349	0	0		0	9,350,000
Dec-20	686,287,522	676,937,522	0	0		0	9,350,000
Nov-20	686,527,116	666,039,479	0	0	11,137,637		9,350,000
Oct-20	686,737,206	666,236,202	0	0	20,501,004		0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 20 of 27

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300571855	24,000,000.00	24,000,000.00	17,000,000.00	03/10/21	3,333,487.83	2.02930	09/30/20	08/06/28	I/O
32	307331080	9,350,000.00	9,350,000.00	12,400,000.00	09/05/20	802,681.00	1.56000	--	08/06/28	I/O
Totals		33,350,000.00	33,350,000.00	29,400,000.00		4,136,168.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300571855	OF	NJ	01/29/21	2
Loan transferred to SS 1/29/2021. Single tenant has filed BK and rejected the lease at the collateral property. The property remains almost completely vacant. Foreclosure complaint was filed 5/4/2021 including a provision for Receivership. Borrow er has answered the complaint and filed a request for discovery, which will delay the foreclosure process. Lender's Motion for Appointment of Receiver is expected to be heard before the end of August.

32	307331080	MU	CA	07/17/20	7
Loan was transferred to Special Servicing on 7/17/2020 for payment default. Foreclosure sale occurred 6/8/2021. Property manager is in place and is working to stabilize the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
22	307331075	12,013,918.19	5.20000%	11,997,888.75	5.20000%	10	09/04/20	04/06/20	10/13/20
35	301741311	8,437,979.15	5.89000%	8,429,554.76	5.89000%	10	08/04/20	08/06/20	09/11/20
37	301741313	7,895,749.23	5.31500%	7,887,387.62	5.31500%	10	08/18/20	10/06/20	09/11/20
Totals		28,347,646.57		28,314,831.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance

No liquidated loans this period

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 27

			Special Servicing Fees										Modified
		Deferred							Non-		Reimbursement of	Other	Interest
	Interest	Interest							Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER		PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,166.67	0.00	0.00		0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	(7,192.59)	0.00	313.61		0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00		0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,474.08	0.00	313.61		0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.										Collateral Shortfall Total		1,787.69

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 26 of 27

September 2021 Revision
The servicer added $2,942,998.89 of Yield Maintenance for the September cycle due to a payoff on loan 320360016, Pros ID 16.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27